Restructuring (Tables)	12 Months Ended
Dec. 31, 2016
2013 Restructuring [Member]
Activity in Restructuring Liability Account

Following is the activity in our restructuring liability for the year ended December 31, 2016 (in thousands):

	December 31, 2015			December 31, 2016
	Balance	Provision-net	Usage	Balance
Lease/rental terminations	$2,123	$17	$(354)	$1,786
One-time employee termination benefits	—	239	(174)	65
Datacenter consolidation, other	86	47	(24)	109
Total	$2,209	$303	$(552)	$1,960